UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

The Biondo Growth Fund

Annual Report

January 31, 2007

1-800-672-9152

www.thebiondogroup.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

Dear Fellow Shareholder,

The Biondo Growth Fund (the “Fund”) was launched on May 3rd, 2006.  The Fund returned 6.53% from its launch date through January 31, 2007, which lagged the Russell 3000 Growth Index’s return of 7.53% by 100 basis points (on a price basis).

The S&P 500 Index declined by nearly 7.46% from its high on May 5, 2006 to its low on June 13, 2006.  The Russell 3000 Growth Index (price basis) declined from its high on May 8, 2006 by slightly more than 10% to its low on July 21, 2006.

During this time period, the Fund declined by 1.50%, having hit its low of $9.79 on both June 14, 2006 and July 17, 2006.  While negative, this substantial out-performance can be attributed to the Fund’s elevated levels of cash due to both its infancy and our lack of willingness to commit capital into such in an irrational environment.

As the market continued its volatility through the summer of 2006, new assets continued to come into the fund.  While we certainly made investments during this time frame, we were not investing the money as fast as it was coming in. Our desired level of positioning was achieved during mid-December of 2006.

As new money continued to flow into the Fund, we were steadily building positions based on solid companies with reasonable valuations. In the short-term, our patient style cost us some performance.   However, in the long-run, we believe that our methodology demonstrates consistency and we are well-positioned to take advantage of the progress of the companies that we are invested in.

We have been pleased by the overwhelming response to the Fund.  We know that it is not easy to make an investment in a new fund without having a long track record of success. While the Fund is new, the style and process we apply to investing have been developed and refined over four decades.   We are honored by the trust and confidence of our shareholders in this process.  As managers of The Biondo Growth Fund, we have invested personal assets alongside our investor’s assets and have a continued commitment to our shareholders.  We look forward to a long and rewarding journey with you.

Very truly yours,

Joseph P. Biondo

Investors should consider the investment objectives, risks, charges and expenses of The Biondo Growth Fund carefully before investing.  The prospectus contains this and other important information about the Fund and should be read carefully before investing.  You can call 877-BIONDOS (246-6367) to receive a full prospectus.

The Russell 3000 is an unmanaged market capitalization-weighted index of common stocks. You cannot invest directly in an index.

The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries.   You cannot invest directly in an index.

The Biondo Growth Fund seeks to achieve its investment objective by investing at least 80% of the Growth Fund’s net assets in a diversified portfolio of equity securities of U.S. companies with mid to large sized market capitalization which the Advisor believes have demonstrated fundamental investment value and favorable growth prospects.  The Biondo Growth Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of long-term returns.  The fund is designed for those who are looking for an investment that focuses on well-known, established companies.  You may have a gain or loss when you sell shares.

The Biondo Growth Fund may invest in the shares of other underlying funds.  The underlying funds may be subject to their own operating fees and expenses.  The fund can invest in the securities of medium and small-cap companies which may be subject to wider variations in earnings and business prospects than larger companies.  The fund may invest in international securities and be subject to special risks including fluctuations in currency, government regulations, differences in accounting standards and liquidity.  The fund may invest in fixed income securities which may be subject to risks associated with the underlying securities including interest rate, credit and inflation risk.  The fund may invest in derivative and option securities which can be volatile and could involve significant risks.   The fund may invest in illiquid securities which may not be readily marketable.  The fund may invest in the securities of foreign based companies.  Investments in foreign securities may be subject to special risks including limited information availability, different accounting and reporting standards, reduced liquidity, economic or political instability and foreign withholding.  Past performance does not guarantee future results.  There is no guarantee that the fund will meet its investment objective.  The Biondo Growth Fund may not be suitable for all investors.  The Biondo Growth Fund is advised by Biondo Investment Advisors, LLC and is distributed by Aquarius Fund Distributors, LLC.

Biondo Investment Advisors is an independent, client-oriented investment group that is focused on managing money for foundations, institutions and high net worth individuals. Our focus is providing our clients with investment solutions tailored to their specific circumstances with a high level of service.  We are growth oriented investors and pay a great deal of attention to valuation.  We have a proprietary quantitative screening process for each company we research.  Companies must meet certain criteria and that varies by market cap.  We analyze return on equity, cash flow yields and earnings growth, among others.  The Biondo Growth Fund delivers our investment management discipline and expertise at a favorable cost to investors.  We manage money, generate returns and offer a comfort level with a process that has been successful in the past.

The Biondo Growth Fund is distributed by Aquarius Fund Distributors, LLC. Member NASD/SIPC.

0283-AFD-3/22/2007

The Biondo Growth Fund

PORTFOLIO REVIEW

January 31, 2007

The Fund’s performance figures* for the period ending January 31, 2007, compared to its benchmarks:

	Six Months	Inception** – January 31, 2007
The Biondo Growth Fund – Investor Shares	6.53%	6.53%
S&P 500 Total Return Index	13.75%	11.52%
Russell 3000 Growth Index [price only]	14.44%	7.53%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is May 3, 2006.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Healthcare & Healthcare Products	15.5%
Diversified Financial Services	11.6%
Biotechnology	11.2%
Food & Beverage	9.1%
Telecommunications	6.7%
Oil & Gas	6.5%
Banks	6.0%
Software	3.4%
Pharmaceuticals	2.9%
Computers	2.8%
Other, Cash & Cash Equivalents	24.3%
100.00%

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
January 31, 2007
	Shares		Value
		COMMON STOCKS - 95.5%
		AUTO MANUFACTURERS - 2.5%
	140,000	Ford Motor Co.	$ 1,138,200

		BANKS - 6.0%
	55,000	Commerce Bancorp, Inc.	1,857,900
	25,000	Wells Fargo & Co.	898,000
			2,755,900

		BIOTECHNOLOGY - 11.2%
	25,000	Amgen, Inc.*	1,759,250
	20,000	Genentech, Inc.*	1,747,400
	25,000	Genzyme Corp.*	1,643,250
			5,149,900

		COMPUTERS - 2.8%
	15,000	Apple, Inc.*	1,285,950

		DIVERSIFIED FINANCIAL SERVICES - 11.6%
	10,000	Affiliated Managers Group, Inc.*	1,114,000
	7,500	Franklin Resources, Inc.	893,325
	40,000	J.P. Morgan Chase & Co.	2,037,200
	12,500	NYSE Group, Inc.*	1,249,750
			5,294,275

		ELECTRONICS - 2.7%
	25,000	Garmin Ltd.	1,255,500

		FOOD & BEVERAGE - 9.1%
	35,000	Hain Celestial Group, Inc.*	1,029,000
	27,500	Hershey Foods Corp.	1,403,600
	20,000	PepsiCo, Inc.	1,304,800
	10,000	Whole Foods Market, Inc.	431,900
			4,169,300

		INSURANCE - 2.6%
	325	Berkshire Hathaway, Inc. Class B*	1,191,889

	See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007
	Shares		Value
		HEALTHCARE & HEALTHCARE PRODUCTS - 15.5%
	50,000	Cambridge Heart, Inc.*	$ 131,500
	10,000	IDEXX Laboratories, Inc.*	858,100
	15,000	Intuitive Surgical, Inc.*	1,476,150
	25,000	Johnson & Johnson	1,670,000
	35,000	Medtronic, Inc.	1,870,750
	17,500	Stryker Corp.	1,083,950
			7,090,450

		INTERNET - 2.0%
	40,000	Netflix, Inc.*	912,000

		MEDIA - 2.4%
	25,000	Comcast Corp., Special Class A*	1,086,500

		MISCELLANEOUS MANUFACTURING - 2.7%
	22,500	Ceradyne, Inc.*	1,216,800

		OFFICE FURNISHINGS - 1.2%
	15,000	Herman Miller, Inc.	564,000

		OIL & GAS - 6.5%
	25,000	Dresser-Rand Group, Inc.*	649,000
	25,000	Occidental Petroleum Corp.	1,159,000
	18,500	Schlumberger Ltd.	1,174,565
			2,982,565

		PHARMACEUTICALS - 2.9%
	50,000	Pfizer, Inc.	1,312,000

		RETAIL - 1.1%
	10,000	Under Armour, Inc.*	508,000

		SOFTWARE - 3.4%
	50,000	Microsoft Corp.	1,543,000

	See accompanying notes to financial statements.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2007
	Shares		Value
		TELECOMMUNICATIONS - 6.7%
	70,000	Motorola, Inc.	$ 1,389,500
	45,000	Qualcomm, Inc.	1,694,700
			3,084,200

		TRANSPORTATION - 2.6%
	22,500	C. H. Robinson Worldwide, Inc.	1,193,625

		TOTAL COMMON STOCKS (Cost $41,456,942)	43,734,054

		SHORT-TERM INVESTMENTS - 4.2%
	1,915,151	Milestone Treasury Obligation Portfolio - Institutional Class, 5.10%, 2/1/07**
		(Cost $1,915,151)	1,915,151

		TOTAL INVESTMENTS - 99.7% (Cost $43,372,093) (a)	$ 45,649,205
		OTHER ASSETS & LIABILITIES - 0.3%	128,746
		NET ASSETS - 100.0%	$ 45,777,951

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,372,093 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 2,947,979
	Unrealized depreciation (670,867)
	Net unrealized appreciation $ 2,277,112

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2007.

	See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007

ASSETS
Investment securities:
At cost	$ 43,372,093
At value	$ 45,649,205
Cash	255,100
Dividends and interest receivable	23,032
Receivable for Fund shares sold	20,000
Prepaid expenses and other assets	13,794
TOTAL ASSETS	45,961,131

LIABILITIES
Payable for investments purchased	102,020
Investment advisory fees payable	32,098
Distribution (12b-1) fees payable	10,090
Fund accounting fees payable	5,395
Transfer agent fees payable	5,356
Custody fees payable	4,275
Administration fees payable	1,161
Accrued expenses and other liabilities	22,785
TOTAL LIABILITIES	183,180
NET ASSETS	$ 45,777,951

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 43,465,349
Distributions in excess of net investment income	(14,250)
Accumulated net realized gain from security transactions and written options	49,740
Net unrealized appreciation of investments	2,277,112
NET ASSETS	$ 45,777,951

Shares of beneficial interest - Investor Class	4,313,120
=
Net asset value and redemption price per share (a)	$ 10.61

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2007(a)

INVESTMENT INCOME
Interest	$ 344,747
Dividends	170,498
TOTAL INVESTMENT INCOME	515,245

EXPENSES
Investment advisory fees	241,552
Distribution (12b-1) fees	60,388
Administrative services fees	42,098
Professional fees	28,892
Transfer agent fees	19,929
Accounting services fees	19,911
Registration fees	12,927
Compliance officer fees	9,963
Printing and postage expenses	8,011
Custodian fees	6,376
Insurance expense	4,983
Trustees' fees and expenses	2,391
Other expenses	1,994
TOTAL EXPENSES	459,415

Fees waived by the Advisor	(97,316)

NET EXPENSES	362,099
NET INVESTMENT INCOME	153,146

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	50,607
Net realized gain from written options	9,366
Net change in unrealized appreciation of investments	2,277,112
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,337,085

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,490,231

(a) The Biondo Growth Fund commenced operations May 3, 2006.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2007 (a)
FROM OPERATIONS
Net investment income	$ 153,146
Net realized gain from security transactions and written options	59,973
Net change in unrealized appreciation of investments	2,277,112
Net increase in net assets resulting from operations	2,490,231

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(177,629)
Net decrease in net assets from distributions to shareholders	(177,629)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	45,623,058
Net asset value of shares issued in
reinvestment of distributions to shareholders	177,629
Payments for shares redeemed	(2,341,563)
Redemption fee proceeds	6,225
Net increase in net assets from shares of beneficial interest	43,465,349

TOTAL INCREASE IN NET ASSETS	45,777,951

NET ASSETS
Beginning of Period	-
End of Period*	$ 45,777,951
* Includes distributions in excess of net investment income of:	$ (14,250)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	4,521,822
Shares Reinvested	16,982
Shares Redeemed	(225,684)
Net increase in shares of beneficial interest outstanding	4,313,120

(a) The Biondo Growth Fund commenced operations May 3, 2006.

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period
	Ended
	January 31,
Investor Class	2007 (1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.04
Net realized and unrealized
gain on investments	0.61
Total from investment operations	0.65

Paid-in-Capital From
Redemption Fees	0.00	(4)

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$ 10.61

Total return (2)(6)	6.53%

Net assets, end of period (000s)	$ 45,778

Ratio of gross expenses to average
net assets (3)	1.90%	(5)
Ratio of net expenses to average
net assets	1.50%	(5)
Ratio of net investment income
to average net assets	0.63%	(5)

Portfolio Turnover Rate	8%	(6)

(1) The Biondo Growth Fund commenced operations on May 3, 2006.
(2) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.
(4) Amount represents less than $0.01 per share.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007

1.

ORGANIZATION

The Biondo Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; the Investor Class and the Shareholder Class.   As of January 31, 2007, no Shareholder Class shares had been sold.   The Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the Board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However,

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

3.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the period ended January 31, 2007, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	1,000	9,366
Options exercised	-	-
Options expired	(1,000)	(9,366)
Options closed	-	-
Options outstanding, end of period	-	$ -

4.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $43,639,242 and $2,079,826, respectively.

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Biondo Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of the Fund’s average daily net assets for the Investor Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class shares are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50% of average daily net assets. If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.50% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2007, the Advisor has $97,316 of waived expenses that may be recovered no later than January 31, 2010.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and 1.00% of the average daily net assets attributable to the Shareholder Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Shareholder Class shares.   The Distributor is an affiliate GFS.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended January 31, 2007 was $1,913.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $9,963 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2007, GemCom collected amounts totaling $4,958 for EDGAR and printing services performed.

* These fees may be subject to certain discounts.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2007, the Fund assessed $6,225 in redemption fees.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

Fiscal Year Ended
January 31, 2007
Ordinary Income	$ 177,629
Net Long-Term Capital Gain	-

As of January 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Ordinary	Long-Term	Accumulated	Other Book/Tax	Appreciation/	Accumulated
Income	Gains	Earnings	Differences	(Depreciation)	Earnings/(Deficits)
$ 49,740	$ -	$ 49,740	$ (14,250)	$ 2,277,112	$ 2,312,602

Permanent book and tax differences, which are due to different book and tax treatments of short-term capital gains, resulted in reclassification for the period ended January 31, 2007 as follows: a decrease in accumulated net realized gains of $10,233 and a decrease in distributions in excess of net investment income of $10,233.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Biondo Growth Fund

We have audited the accompanying statement of assets and liabilities of The Biondo Growth Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period May 3, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2007 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Biondo Growth Fund as of January 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period May 3, 2006 through January 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 13, 2007

The Biondo Growth Fund

EXPENSE EXAMPLES

January 31, 2007 (Unaudited)

As a shareholder of the Biondo Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biondo Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 through January 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biondo Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Investor Class	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07	Expense Ratio During Period **
Actual	$1,000.00	$1,065.30	$7.81*	1.50%

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07	Expense Ratio During Period **
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63*	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION

January 31, 2007 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on December 19, 2005 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Biondo Investment Advisors, LLC (the “Advisor”), on behalf of The Biondo Growth Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Advisor; the historic investment performance of the Advisor; the cost of services to be provided and the profits to be realized by the Advisor and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  The Board noted that the Advisor believes in companies that have strong management characteristics with a consistent pattern of growth and considerable revenues.  A presentation was given by the Advisor regarding the Fund’s investment strategies and objective.  The Board noted that the Advisor has been in the investment management business for forty-four years and part of his trading strategy incorporates options contracts in order to hedge certain long or short positions.

The Board interviewed the Advisor and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Advisor, a peer group of funds and appropriate indices with respect to existing accounts of the Advisor; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Advisor’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Advisor and its affiliates.

Additional information was furnished by the Advisor including, among other items, information on and analysis of (a) the overall organization of the Advisor, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Advisor would charge a 1% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Advisor’s past performance, as well as other factors relating to the Advisor’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangements by which the Advisor has agreed to reduce its fees and/or absorb expenses of the Fund, at least until May 31, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 2.25% of the average daily net assets of The Biondo Growth Fund – Shareholder Class; or 1.50% of the average daily net assets of The Biondo Growth Fund – Investor Class, and found both to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability . The Board, including the Independent Trustees, considered the level of the Advisor’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, concluded that the cost allocation methodology employed by the Advisor has a reasonable basis and is appropriate in light of all surrounding circumstances.  The Board also considered the profits realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.

Other Benefits to the Advisor. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Advisor, the allocation of fund brokerage to any brokers affiliated with the Advisor, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Advisor from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Advisor’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Advisor and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

TAX INFORMATION

January 31, 2007 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (1945) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9

Anthony J. Hertl (1950)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust;  Northern Lights Variable Trust.

9
Gary Lanzen (1954) Trustee President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9
Interested Trustees and Officers
Michael Miola** (1952) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	9

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2007 (Unaudited)

Interested Trustees and Officers (continued)
Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
Andrew Rogers (1969) 450 Wireless Blvd.; Hauppauge, NY 11788 President since June 2006 President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)	9
Michael Wagner (1950) 450 Wireless Blvd.; Hauppauge, NY 11788 Chief Compliance Officer since June 2006 President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present); President of Gemini Fund Services, LLC (2003 – 2006); Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).	9
Emile R. Molineaux (1962) 450 Wireless Blvd.; Hauppauge, NY 11788 Secretary since 2005 General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)	9
Kevin E. Wolf (1969) 450 Wireless Blvd.; Hauppauge, NY 11788 Treasurer since June 2006 Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	9

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-672-9152.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

544 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

4/10/07